Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses:
Amortization	$ 48	$ 48	$ 24
Corporate development	63	31	49
Employee and director remuneration	559	462	590
General and administrative	228	175	223
Shareholder relations	514	116	52
Share-based payments	170	120	118
Loss before the undernoted	(1,582)	(952)	(1,056)
Interest and other income	11	35	44
Change in fair value of marketable securities	760	(131)	(140)
Flow through financing costs	(8)	0	(4)
Interest and finance charges	(39)	(44)	(30)
Foreign exchange gain (loss)	17	41	(156)
Recovery of promissory notes receivable	0	0	152
(Write-off) recovery of mineral property interest	(876)	5	12
Write off of equipment	0	0	(1)
Net loss before income tax	(1,717)	(1,046)	(1,179)
Income tax recovery	9	3	54
Net loss for the year	(1,708)	(1,043)	(1,125)
Other comprehensive income (loss):
Foreign currency translation adjustment	453	756	(1,258)
Comprehensive loss for the year	$ (1,255)	$ (287)	$ (2,383)
Basic and diluted loss per share	$ (0.03)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding	52,298,078	45,775,307	43,692,071